October 1, 1999


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

     Re:  Rule 497(e)
          Builders Fixed Income Fund, Inc.
          File Nos. 333-30221
          CIK No. 00001038698

Ladies and Gentlemen:

     We are filing electronically on behalf of the above Registrant, Builders Fixed Income Fund, Inc. (the "Corporation"), concurrently with this letter, a supplement to the Prospectus and the Statement of Additional Information pursuant to Rule 497(e) under the Securities Act of 1933.

     If you have any questions concerning the enclosed filings, please do not hesitate to call me at (626) 852-1033.


Very truly yours,


/s/ JOY AUSILI
Joy Ausili,
Fund Administrator

cc: John Stewart - Capital Mortgage Management
    DeeAnne Sjogren - Thompson Coburn
    Keith Shintani - ICA

                        BUILDERS FIXED INCOME FUND, INC.
                          Supplement to the Prospectus
                             Dated January 29, 1999

                        Supplement dated October 1, 1999

EFFECTIVE JULY 29, 1999, THE FOLLOWING SUPPLEMENTS THE SECTIONS "FEES AND EXPENSES OF THE FUND" AND "DISTRIBUTION PLAN" ON PAGES 6 AND 18 OF THE
PROSPECTUS:

Huntleigh  Fund   Distributors,   Inc.  is  replaced  by  Huntleigh   Securities
Corporation as the Fund's Distributor.

                        BUILDERS FIXED INCOME FUND, INC.
              Supplement to the Statement of Additional Information
                             Dated January 29, 1999

                        Supplement dated October 1, 1999

EFFECTIVE JULY 29, 1999, THE FOLLOWING SUPPLEMENTS THE SECTION "INVESTMENT ADVISORY AND OTHER SERVICES PRINCIPAL UNDERWRITER" ON PAGE 20 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Huntleigh  Fund   Distributors,   Inc.  is  replaced  by  Huntleigh   Securities
Corporation as the Fund's Distributor.